Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended
	Feb. 01, 2021	Mar. 09, 2021	Mar. 01, 2021	Apr. 07, 2021	Mar. 24, 2021
LNG Carriers [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt		$ 13,875
Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.59375
Preferred Stock, Dividends Per Share, Declared				$ 0.59375
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.54687
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.57812
Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Declared					$ 0.10